CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Service Revenues
Advertising services, transactions with a related party	$ 30	$ 23	$ 0
Enterprise mobility, transactions with a related party	5,362	56	0
Cost of revenues
Cost of services, transactions with a related party	0	184	0
Operating expenses
Selling and marketing expenses, transactions with a related party	$ 163	$ 0	$ 0